Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Future Minimum Contracted Lease Payments
The following table sets forth the future minimum contracted lease payments to the Company (gross of charterers’ commissions), based on the Company’s vessels’ commitments to non-cancelable time charter contracts as of December 31, 2024. Non-cancelable time charter contracts include fixed-rate time charters.

Twelve-month period ending December 31,	Amount
2025	$8,548,968
Total	$8,548,968